Restructuring Actions and Exit Activities - Roll Forward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2015 Restructuring Actions
Restructuring Reserve Roll Forward
Restructuring action balances, Beginning Balance		$ 6	$ 63
Expenses incurred				$ 114
Non-cash changes				(24)
Cash payments		(6)	(57)	(27)
Restructuring action balances, Ending Balance			6	63
Employee-Related | 2017 Restructuring Actions
Restructuring Reserve Roll Forward
Restructuring action balances, Beginning Balance	$ 99
Cash payments	(8)
Adjustments	(3)
Restructuring action balances, Ending Balance	$ 88	88
Employee-Related | 2015 Restructuring Actions
Restructuring Reserve Roll Forward
Restructuring action balances, Beginning Balance		6	63
Expenses incurred				98
Non-cash changes				(8)
Cash payments		$ (6)	(57)	(27)
Restructuring action balances, Ending Balance			$ 6	63
Asset-Related | 2015 Restructuring Actions
Restructuring Reserve Roll Forward
Expenses incurred				16
Non-cash changes				$ (16)